Rate Matters - West Companies (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Public Utilities, General Disclosures [Line Items]
Construction Work in Progress		$ 3,903.9	$ 3,215.3
Remaining Contractual Construction Obligations		10,488.8
Public Service Co Of Oklahoma [Member]
Public Utilities, General Disclosures [Line Items]
Construction Work in Progress		315.3	204.8
Remaining Contractual Construction Obligations		1,113.3
Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Construction Work in Progress		751.3	$ 472.0
Remaining Contractual Construction Obligations		854.1
Welsh Plant, Unit 2 [Member]
Public Utilities, General Disclosures [Line Items]
Property, Plant and Equipment, Net		82.0
Welsh Plant, Unit 2 [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Property, Plant and Equipment, Net		$ 82.0
ETT Interim Transmission Rates [Member]
Public Utilities, General Disclosures [Line Items]
Parent Equity Ownership Interest in ETT		50.00%
AEP Share of ETT Cumulative Revenues Subject to Review		$ 433.0
Louisiana 2012 Formula Rate Filing [Member]
Public Utilities, General Disclosures [Line Items]
Louisiana Jurisdictional Share of the Turk Plant		29.00%
Net Increase in Louisiana Total Rates per the Settlement Agreement		$ 2.0
Base Rate Increase per the Settlement Agreement		85.0
Fuel Rate Decrease per the Settlement Agreement		$ 83.0
Return on Common Equity per the Settlement Agreement		10.00%
Reduction to Requested Revenue Increase as Approved in Stipulation Agreement		$ 3.0
Louisiana 2012 Formula Rate Filing [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Louisiana Jurisdictional Share of the Turk Plant		29.00%
Net Increase in Louisiana Total Rates per the Settlement Agreement		$ 2.0
Base Rate Increase per the Settlement Agreement		85.0
Fuel Rate Decrease per the Settlement Agreement		$ 83.0
Return on Common Equity per the Settlement Agreement		10.00%
Reduction to Requested Revenue Increase as Approved in Stipulation Agreement		$ 3.0
Louisiana 2014 Formula Rate Filing [Member]
Public Utilities, General Disclosures [Line Items]
Requested Annual Increase		5.0
Additional Requested Annual Increase		15.0
Requested Total Annual Increase		20.0
Amount Of Interim Rates Implemented In January 2015 As Approved In Partial Settlement Agreement		15.0
Louisiana 2014 Formula Rate Filing [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Requested Annual Increase		5.0
Additional Requested Annual Increase		15.0
Requested Total Annual Increase		20.0
Amount Of Interim Rates Implemented In January 2015 As Approved In Partial Settlement Agreement		15.0
Louisiana 2015 Formula Rate Filing [Member]
Public Utilities, General Disclosures [Line Items]
Requested Annual Increase		14.0
Louisiana 2015 Formula Rate Filing [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Requested Annual Increase		14.0
Oklahoma 2014 Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
Fourteen Months of Revenues Beginning November 2014 Related to Advanced Metering Costs as Approved in Stipulation Agreement		24.0
2016 Revenues Related to Advanced Metering Costs as Approved in Stipulation Agreement		$ 27.0
Return on Common Equity for AFUDC and Factoring as Approved in Stipulation Agreement		9.85%
Oklahoma 2014 Base Rate Case [Member] | Public Service Co Of Oklahoma [Member]
Public Utilities, General Disclosures [Line Items]
Fourteen Months of Revenues Beginning November 2014 Related to Advanced Metering Costs as Approved in Stipulation Agreement		$ 24.0
2016 Revenues Related to Advanced Metering Costs as Approved in Stipulation Agreement		$ 27.0
Return on Common Equity for AFUDC and Factoring as Approved in Stipulation Agreement		9.85%
Oklahoma 2015 Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
Requested Annual Increase		$ 137.0
Requested Base Rate Increase		89.0
Amount of Increased Depreciation Expense Requested		48.0
Amount of Increase Related to Environmental Controls		44.0
Amount of Requested Increase Related to Environmental Consumable Costs in the FAC		$ 4.0
Requested Return on Equity		10.50%
Future Incremental Purchased Capacity and Energy Costs Related to Environmental Projects		$ 35.0
Property, Plant and Equipment, Net		93.0
Oklahoma 2015 Base Rate Case [Member] | Public Service Co Of Oklahoma [Member]
Public Utilities, General Disclosures [Line Items]
Requested Annual Increase		137.0
Requested Base Rate Increase		89.0
Amount of Increased Depreciation Expense Requested		48.0
Amount of Increase Related to Environmental Controls		44.0
Amount of Requested Increase Related to Environmental Consumable Costs in the FAC		$ 4.0
Requested Return on Equity		10.50%
Future Incremental Purchased Capacity and Energy Costs Related to Environmental Projects		$ 35.0
Property, Plant and Equipment, Net		93.0
Texas Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
2013 Reversal of Previously Recorded Regulatory Disallowances		114.0
Resulting Approved Base Rate Increase		52.0
Texas Base Rate Case [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
2013 Reversal of Previously Recorded Regulatory Disallowances		114.0
Resulting Approved Base Rate Increase		52.0
Welsh Plant, Units 1 and 3 - Environmental Projects [Member]
Public Utilities, General Disclosures [Line Items]
Projected Capital Costs		900.0
Construction Work in Progress		343.0
Remaining Contractual Construction Obligations		40.0
Welsh Plant, Units 1 and 3 - Environmental Projects [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Projected Capital Costs		900.0
Construction Work in Progress		343.0
Remaining Contractual Construction Obligations		40.0
Welsh Plant, Units 1 and 3 - Environmental Projects [Member] | Welsh Plant, Units 1 and 3 [Member]
Public Utilities, General Disclosures [Line Items]
Property, Plant and Equipment, Net		578.0
Welsh Plant, Units 1 and 3 - Environmental Projects [Member] | Welsh Plant, Units 1 and 3 [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Property, Plant and Equipment, Net		578.0
Minimum [Member] | Oklahoma 2015 Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
Intervenor Recommended Increase to Annual Revenue and/or Rider		$ 10.0
Intervenor Recommended Return on Common Equity Range		8.75%
Intervenor Recommended Increase to Depreciation Expense		$ 23.0
Minimum [Member] | Oklahoma 2015 Base Rate Case [Member] | Public Service Co Of Oklahoma [Member]
Public Utilities, General Disclosures [Line Items]
Intervenor Recommended Increase to Annual Revenue and/or Rider		$ 10.0
Intervenor Recommended Return on Common Equity Range		8.75%
Intervenor Recommended Increase to Depreciation Expense		$ 23.0
Maximum [Member] | Oklahoma 2015 Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
Intervenor Recommended Increase to Annual Revenue and/or Rider		$ 31.0
Intervenor Recommended Return on Common Equity Range		9.30%
Intervenor Recommended Increase to Depreciation Expense		$ 46.0
Maximum [Member] | Oklahoma 2015 Base Rate Case [Member] | Public Service Co Of Oklahoma [Member]
Public Utilities, General Disclosures [Line Items]
Intervenor Recommended Increase to Annual Revenue and/or Rider		$ 31.0
Intervenor Recommended Return on Common Equity Range		9.30%
Intervenor Recommended Increase to Depreciation Expense		$ 46.0
Subsequent Event [Member] | Oklahoma 2015 Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
Interim Annual Base Rate Increase	$ 75.0
Subsequent Event [Member] | Oklahoma 2015 Base Rate Case [Member] | Public Service Co Of Oklahoma [Member]
Public Utilities, General Disclosures [Line Items]
Interim Annual Base Rate Increase	$ 75.0
Mercury and Air Toxic Standards [Member] | Welsh Plant, Units 1 and 3 - Environmental Projects [Member]
Public Utilities, General Disclosures [Line Items]
Projected Capital Costs		400.0
Mercury and Air Toxic Standards [Member] | Welsh Plant, Units 1 and 3 - Environmental Projects [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Projected Capital Costs		400.0
Environmental Controls Projects [Member] | Oklahoma 2015 Base Rate Case [Member] | Northeastern Plant, Unit 3 And Comanche Plant [Member]
Public Utilities, General Disclosures [Line Items]
Projected Capital Costs		219.0
Construction Work in Progress		190.0
Environmental Controls Projects [Member] | Oklahoma 2015 Base Rate Case [Member] | Northeastern Plant, Unit 3 And Comanche Plant [Member] | Public Service Co Of Oklahoma [Member]
Public Utilities, General Disclosures [Line Items]
Projected Capital Costs		219.0
Construction Work in Progress		$ 190.0